Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current: Federal
Current: State
Total Current
Deferred: Federal	$ (17,157)	$ 32,329
Deferred: State
Change in valuation allowance	$ 17,157	$ (32,329)
Total Deferred
Income tax provision (benefit)